Consolidated Statements of Cash Flow $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
OPERATING ACTIVITIES
Income before income taxes from discontinued operations				$ 1,308
Income before income taxes from continuing operations	$ 934	$ 18,575	$ 38,524	39,882
Non-cash items adjustments:
Operating (income) expenses	(78)	(1,544)	(1,279)	1,687
Depreciation	1,257	25,006	23,361	14,698
Amortization	153	3,043	2,449	2,539
(Gain) loss on sale of long-lived assets	(7)	(130)	68	(174)
Disposal of long-lived assets	65	1,290	861	518
Impairment Loss Excluding Intangible Assets And Other	256	5,102	1,018	432
Share of the profit of equity accounted investees, net of taxes	37	736	(6,228)	(6,252)
Interest income	(106)	(2,100)	(3,168)	(2,832)
Interest expense	881	17,516	14,133	9,825
Foreign exchange loss (gain), net	(19)	(385)	2,467	248
Monetary position (gain), net	(19)	(384)	(260)	(216)
Market value loss on financial instruments	13	264	320	355
Net cash flow from operating activities before changes in operating accounts	3,367	66,989	72,266	60,710
Trade accounts receivable and other current assets	128	2,551	(2,818)	(2,426)
Other current financial assets	2	31	(268)	379
Inventories	(12)	(247)	(5,635)	(3,809)
Derivative financial instruments	6	124	41	(23)
Trade accounts payable and other accounts	(93)	(1,847)	10,230	4,906
Other non-current liabilities	45	901	345	752
Other current financial liabilities	51	1,015	158	(544)
Employee benefits paid	(49)	(981)	(790)	(412)
Net cash generated from operations	3,445	68,536	73,529	59,533
Income taxes paid	(772)	(15,363)	(11,891)	(12,603)
Net cash generated by operating activities from discontinued operations				654
Net cash generated by operating activities from continuing operations	2,673	53,173	61,638	46,930
INVESTING ACTIVITIES
Proceeds from the sale of subsidiary, net of cash disposed				7,649
Acquisition by Coca-Cola FEMSA, net of cash acquired (see Note 4)				(5,692)
Equity accounted investees	(105)	(2,095)	(2,516)	(98)
Other equity investments	(284)	(5,644)	(14,419)
Disposal (purchase) of investments	711	14,149	29,381	(40,487)
Interest received	106	2,106	3,253	2,736
Derivative financial instruments	(10)	(191)	(203)	99
Dividends received from equity accounted investees	210	4,180	3,026	2,927
Property, plant and equipment acquisitions	(938)	(18,660)	(22,926)	(21,584)
Proceeds from disposal of property, plant and equipment	23	461	655	467
Acquisition of intangible assets	(75)	(1,482)	(2,197)	(1,793)
Investment in other assets	(54)	(1,082)	(1,179)	(1,182)
Collections of other assets	26	526	415	166
Investment in other financial assets	(11)	(214)	(285)	(65)
Net cash (used in) generated by investing activities from discontinued operations				(962)
Net cash (used in) generated by investing activities from continuing operations	(1,579)	(31,367)	(14,131)	(57,178)
FINANCING ACTIVITIES
Proceeds from borrowings	6,504	129,371	18,280	16,155
Payments of bank loans	(3,181)	(63,278)	(26,301)	(17,182)
Interest paid	(483)	(9,615)	(6,503)	(6,799)
Derivative financial instruments	54	1,078	(690)	(2,288)
Dividends paid	(798)	(15,868)	(13,629)	(12,933)
Acquisition of non-controlling interest	(588)	(11,692)	(728)
Interest paid derived from leases	(230)	(4,568)	(4,498)
Payments of leases	(264)	(5,242)	(4,350)
Other financing activities	(31)	(611)	(15)	36
Net cash used in financing activities from discontinued operations				(37)
Net cash (used) generated by financing activities from continuing operations	983	19,575	(38,434)	(23,011)
Increase (decrease) in cash and cash equivalents from continuing operations	2,077	41,381	9,073	(33,259)
Increase in cash and cash equivalents from discontinued operations				963
Cash and cash equivalents at the beginning of the period	3,296	65,562	62,047	96,944
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	37	681	(5,558)	(2,601)
Cash and cash equivalents at the end of the period	5,410	107,624	65,562	62,047
Synergy [Member]
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(1,171)	(23,284)
Other acquisitions [member]
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	$ (7)	$ (137)	$ (7,136)	$ (321)